Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	4.90%	4.86%
Expected credit loss (RMB’000)	¥ 7,422	¥ 5,672
Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount (RMB’000)	¥ 151,601	¥ 116,776
Current [member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	3.12%	2.80%
Expected credit loss (RMB’000)	¥ 1,707	¥ 1,824
Current [member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount (RMB’000)	¥ 54,721	¥ 65,102
1-90 days [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	3.49%	3.30%
Expected credit loss (RMB’000)	¥ 939	¥ 733
1-90 days [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount (RMB’000)	¥ 26,926	¥ 22,232
91 - 180 Days [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	3.37%	7.66%
Expected credit loss (RMB’000)	¥ 694	¥ 1,508
91 - 180 Days [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount (RMB’000)	¥ 20,595	¥ 19,686
Over 181 days [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	8.27%	16.47%
Expected credit loss (RMB’000)	¥ 4,082	¥ 1,607
Over 181 days [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount (RMB’000)	¥ 49,359	¥ 9,756